PRAPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended
Mar. 31, 2023
Prapaid Expenses And Other Current Assets
Schedule of prepaid expenses and other current assets

	As of March 31,	As of December 31,
	2023	2022	2021
	(unaudited)
Prepaid Expenses	1,792	-	-
Prepaid expenses and other current assets	1,792	-	-